Treasury Risk Management - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Treasury Risk Management [Line Items]
Revolving credit facility | $				$ 7,865	$ 7,865
Gain (loss) in cash flow hedge reserve	€ (292)	€ (236)	€ (168)
Finance income (cost)	€ (481)	(877)	€ (563)
Currency risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Increase in commodity price percentage	10.00%
Decrease in commodity price percentage	10.00%
Impact of change in exchange rate	10.00%			10.00%
Financial assets and liabilities other than functional currency amount	€ 105	45
Percentage of increase of key foreign currencies against domestic currency	10.00%
Net investment in foreign operations	€ 7,500	7,300
Exchange differences on translation	3,300	3,400
Credit exposure	14,500	16,200
Currency risk [Member] | United States of America, Dollars [Member]
Disclosure Of Treasury Risk Management [Line Items]
Net investment hedges nominal value	4,400	3,900
Currency risk [Member] | Switzerland, Francs [Member]
Disclosure Of Treasury Risk Management [Line Items]
Net investment hedges nominal value	(1,300)	(1,100)
Currency risk [Member] | Ten percentage strengthening against other currencies [member]
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - trade-related cash flow hedges	146	210
Impact on equity - net investment hedges	312	277
Negative retranslation effect on net investment	1,455	1,619
Currency risk [Member] | Ten percentage weakening against other currencies [member]
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - trade-related cash flow hedges	(146)	(210)
Impact on equity - net investment hedges	(312)	(277)
Positive retranslation effect on net investment	1,455	1,619
Currency risk [Member] | Ten percentage strengthening against US Dollar [member]
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - trade-related cash flow hedges	93	152
Currency risk [Member] | Ten percentage weakening against US Dollar [member]
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - trade-related cash flow hedges	(93)	(152)
Currency risk [Member] | Ten Percentage Increase in Commodity Price Risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Gain (loss) in cash flow hedge reserve	51	38
Currency risk [Member] | Ten Percentage Decrease in Commodity Price Risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Gain (loss) in cash flow hedge reserve	(51)	(38)
Currency risk [Member] | Ten percentage strengthening of EUR against key currency exposures [Member]
Disclosure Of Treasury Risk Management [Line Items]
Foreign exchange gain	11	5
Currency risk [Member] | Ten percentage weakening of EUR against key currency exposures [Member]
Disclosure Of Treasury Risk Management [Line Items]
Foreign exchange loss	€ 11	€ 5
Currency risk [Member] | Impact on equity trade related cash flow hedges [member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage of increase of key foreign currencies against domestic currency	10.00%
Currency risk [Member] | Impact on equity net investment hedges [member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage of increase of key foreign currencies against domestic currency	10.00%
Currency risk [Member] | Impact on equity net investment [member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage of increase of key foreign currencies against domestic currency	10.00%
Interest rate risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage of increase in floating interest rate	1.00%			1.00%
Percentage of decrease in floating interest rate	1.00%
Average interest rate on short term borrowings	0.90%	0.90%
Credit in equity from derivatives in cash flow hedge	€ 17	€ 23
Derivatives in cash flow hedge relationships	€ 19	€ 28
Interest rate risk [Member] | 2019 [Member]
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected net debt	99.00%	63.00%
Interest rate risk [Member] | 2020 [Member]
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected net debt	85.00%
Interest rate risk [Member] | 2018 [Member]
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected net debt		76.00%
Interest rate risk [Member] | One percentage strengthening of floating interest rate [member]
Disclosure Of Treasury Risk Management [Line Items]
Finance income (cost)	€ 8	€ (41)
Interest rate risk [Member] | One percentage weakening in floating interest rate [member]
Disclosure Of Treasury Risk Management [Line Items]
Finance income (cost)	(8)	41
Commodity price risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Commodity derivatives	€ 580	€ 382